Document and Entity Information	Nov. 18, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 18, 2025
Entity File Number	1-16681
Entity Registrant Name	Spire Inc.
Entity Address Address Line 1	700 Market Street
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation State Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001126956
Common Stock $1.00 par value [Member]
Document And Entity Information [Line Items]
Trading Symbol	SR
Security 12b Title	Common Stock $1.00 par value
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $25.00 per share [Member]
Document And Entity Information [Line Items]
Trading Symbol	SR.PRA
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value
Security Exchange Name	NYSE